Accounts Receivable Balance with Major Customers in Percentage of Total Accounts Receivable (Detail) - Accounts Receivable - Credit Concentration Risk	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Yahoo
Accounts Receivable [Line Items]
Account receivable derived from major customer	19.00%	21.00%
Google
Accounts Receivable [Line Items]
Account receivable derived from major customer	3.00%	5.00%